Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

[9] Stockholders' Equity

In March 2012, the Company issued an aggregate of 4,909,787 shares of common stock to Asher for conversion of its convertible debt.  The shares are valued at $32,500.

In January and February 2012, the Company issued an aggregate of 4,551,780 shares of common stock to Asher for conversion of its convertible debt.  The shares are valued at $32,500.

The Company is authorized to issue 200,000,000 shares of common stock, par value $.001 per share and 51 shares of preferred stock, par value $.001 per share. At March 31, 2012 and 2011, there were 60,501,390 and 41,302,182 common shares issued and outstanding, respectively. In October 2009, the Company affected a 12 for 1 forward split of its common stock. Effective December 27, 2010, the Company implemented a 1-for-12 reverse stock split.  All share and per share data has been retroactively adjusted to reflect such stock splits. Effective September 1, 2011, the Company authorized and issued 51 shares of Series A Preferred Stock, par value $0.001 to its CEO (see Note 10).  The Series A Preferred Stock pays no dividends and has no conversion rights. Each share of Series A Preferred Stock has voting rights such that the holder of 51 shares of Series A Preferred Stock will effectively maintain majority voting control of the Company.

In March 2011, the Company issued an aggregate of 1,988,054 shares of common stock valued at $23,558 to its Chief Executive Officer pursuant to his employment agreement (see Note 10).

During fiscal 2011, the Company issued an aggregate of 13,511,848 shares of common stock to Asher for conversion of its convertible debt and accrued interest as follows: February 2010 Note remaining debt of $3,000, March 2010 Note of $30,000 and accrued interest of $3,200, April 2010 Note of $40,000 and accrued interest of $3,121, May 2010 Note of $40,000 and accrued interest of $2,849, April 2011 Note of $50,000 and accrued interest of $2,000 and November 2011 Note of $39,522.  The shares are valued at $213,692 (see Note 7).

In February, March and April 2011, the Company issued an aggregate of 2,107,093 shares of common stock to Tangiers for full conversion of its convertible debt and accrued interest. The notes and accrued interest were November 2009 Note remaining debt of $6,250 plus accrued interest of $1,694 and June 2010 Note of $25,000 plus accrued interest of $1,371. The shares are valued at $34,315 (see Note 7).

In August 2011, the Company issued 533,553 shares of common stock for payment of legal fees.  The shares are valued at $34,681, the fair value at date of issuance.

In October 2011, the Company issued 400,000 shares of common stock for deferred offering costs.  The shares are valued at $20,000, the fair value at date of issuance.

In November 2011, the Company issued 1,040,133 shares of common stock for payment of accounts payable.  The shares are valued at $31,100.

In November and December 2011, the Company issued 1,100,000 shares of common stock to Panache for partial conversion of its November 2011 Note #4 of $75,000 convertible debt.  The shares are valued at $16,369 (See Note 7).

In December 2011, the Company issued 2,517,483 shares of common stock to Genesis for partial conversion of its November 2011 Note #7 of $64,643 convertible debt. The shares are valued at $36,000 (See Note 7).

In December 2011, the Company issued 1,736,111 shares of common stock to TCA Global for deferred offering cost. The shares are valued at $31,250. The Company also recorded 5,208,333 common shares issuable to TCA Global for deferred offering costs. The shares are valued at $93,750 (See Note 11).

In January 2010, the Company finalized a Securities Purchase Agreement with Tangiers Investments, LP (“Tangiers”) (See Note 11). Pursuant to the agreement the Company issued Tangiers 92,593 shares of common stock valued at the market price of $500,000 for a one-time commitment fee.

In January 2010, the Company issued 157,142 shares of common stock to Caesar Capital Group, LLC (“Caesar”) to settle approximately $402,000 of stockholder advances and accrued interest.

In February 2010, the Company sold 125,000 shares of common stock to Caesar for $30,000.  The value of the stock on the date of sale based on the market price was $90,000 and the Company recorded an expense for financing costs of $60,000.

In February 2010, through an agreement with Socius CG II, Ltd (“Socius”), the Company settled a $699,999 payment of its credit line with Columbia Bank with the issuance of 1,190,249 shares of common stock to Socius.

In 2010, the Company issued an aggregate of 19,666 shares of common stock for legal services rendered for the registration of securities with the SEC.  The shares are valued at $23,160 the market price, and are recorded as financing costs.

In March 2010, the Company issued 90,833 shares of common stock to a consultant for services rendered.  The shares are valued at the market price of $62,900 and are recorded as share-based consulting expense.

In 2010, the Company issued an aggregate of 714,473 shares of common stock to Socius for settlement of approximately $247,000 in payables.

In April 2010, the Company issued 25,000 shares of common stock for accounting services rendered for the registration of securities with the SEC.  The shares are valued at $12,000 and are recorded as financing costs.

In April 2010, the Company issued 375,000 shares of common stock valued at $180,000 to settle share liability.  The accrued share liability was expensed as share based services.

In 2010, the Company issued an aggregate of 3,232,020 shares of common stock to its Chief Executive Officer pursuant to his employment agreement (see Note 11).

In 2010, the Company issued an aggregate of 538,829 shares of common stock to Asher for partial conversion of its convertible debt. The shares are valued at $47,000.

In 2010, the Company issued an aggregate of 290,144 shares of common stock to Tangiers Capital, LLC for partial conversion of its convertible debt.  The shares are valued at $18,750.

[11] Stockholders' Equity

The Company is authorized to issue 200,000,000 shares of common stock, par value $0.001 per share and 10,000,000 shares of preferred stock, par value $0.001 per share.

Common Stock

At December 31, 2011 and 2010, there were 41,302,182 and 11,159,574 common shares issued and outstanding, respectively.  At December 31, 2011, an approximate additional 41,000,000 shares of common stock are reserved for issuance under the Incentive Stock and Award Plan and for outstanding convertible debt.  In October 2009, the Company affected a 12-for-1 forward split of its common stock. Effective December 27, 2010, the Company implemented a 1-for-12 reverse stock split.  All share and per share data has been retroactively adjusted to reflect such stock splits.

Preferred Stock

The preferred stock may be issued from time to time in one or more series as designated by the Company’s Board of Directors. Effective September 1, 2011, the Board of Directors authorized the issuance and the Company issued 51 shares of Series A Preferred Stock, par value $0.001 to its Chief Executive Officer (“CEO”), pursuant to his employment agreement (see Note 12).  The Series A Preferred Stock, initially, will pay no dividends and has no conversion rights. The Series A Preferred Stock ranks senior to the Company’s common stock and to any other series of capital stock hereafter created, unless specifically designated as senior by the Board of Directors.  Upon liquidation, the holders of Series A Preferred Stock are entitled to receive net assets on a pro rata basis. Each share of Series A Preferred Stock has voting rights such that the holder of 51 shares of Series A Preferred Stock will effectively maintain majority voting control of the Company.

In March 2011, the Company issued an aggregate of 1,988,054 shares of common stock valued at $23,558 to its Chief Executive Officer pursuant to his employment agreement (see Note 12).

During fiscal 2011, the Company issued an aggregate of 13,511,848 shares of common stock to Asher for conversion of its convertible debt and accrued interest as follows: February 2010 Note remaining debt of $3,000, March 2010 Note of $30,000 and accrued interest of $3,200, April 2010 Note of $40,000 and accrued interest of $3,121, May 2010 Note of $40,000 and accrued interest of $2,849, April 2011 Note of $50,000 and accrued interest of $2,000 and November 2011 Note of $39,522.  The shares are valued at $213,692 (see Note 8).

In February, March and April 2011, the Company issued an aggregate of 2,107,093 shares of common stock to Tangiers for full conversion of its convertible debt and accrued interest.  The notes and accrued interest were November 2009 Note remaining debt of $6,250 plus accrued interest of $1,694 and June 2010 Note of $25,000 plus accrued interest of $1,371. The shares are valued at $34,315 (see Note 8).

In August 2011, the Company issued 533,553 shares of common stock for payment of legal fees.  The shares are valued at $34,681, the fair value at date of issuance.

In October 2011, the Company issued 400,000 shares of common stock for deferred offering costs.  The shares are valued at $20,000, the fair value at date of issuance.

In November 2011, the Company issued 1,040,133 shares of common stock for payment of accounts payable.  The shares are valued at $31,100.

In November and December 2011, the Company issued 1,100,000 shares of common stock to Panache for partial conversion of its November 2011 Note #4 of $75,000 convertible debt.  The shares are valued at $16,369 (See Note 8).

In December 2011, the Company issued 2,517,483 shares of common stock to Genesis for partial conversion of its November 2011 Note #7 of $64,643 convertible debt.  The shares are valued at $36,000 (See Note 8).

In December 2011, the Company issued 1,736,111 shares of common stock to TCA Global for deferred offering cost. The shares are valued at $31,250.  The Company also recorded 5,208,333 common shares issuable to TCA Global for deferred offering costs.  The shares are valued at $93,750 (See Note 13).

In January 2010, the Company finalized a Securities Purchase Agreement with Tangiers Investments, LP (“Tangiers”) (See Note 13). Pursuant to the agreement the Company issued Tangiers 92,593 shares of common stock valued at the market price of $500,000 for a one-time commitment fee.

In January 2010, the Company issued 157,142 shares of common stock to Caesar Capital Group, LLC (“Caesar”) to settle approximately $402,000 of stockholder advances and accrued interest.

In February 2010, the Company sold 125,000 shares of common stock to Caesar for $30,000.  The value of the stock on the date of sale based on the market price was $90,000 and the Company recorded an expense for financing costs of $60,000.

In February 2010, through an agreement with Socius CG II, Ltd (“Socius”), the Company settled a $699,999 payment of its credit line with Columbia Bank with the issuance of 1,190,249 shares of common stock to Socius.

In 2010, the Company issued an aggregate of 19,666 shares of common stock for legal services rendered for the registration of securities with the SEC.  The shares are valued at $23,160 the market price, and are recorded as financing costs.

In March 2010, the Company issued 90,833 shares of common stock to a consultant for services rendered.  The shares are valued at the market price of $62,900 and are recorded as share-based consulting expense.

In 2010, the Company issued an aggregate of 714,473 shares of common stock to Socius for settlement of approximately $247,000 in payables.

In April 2010, the Company issued 25,000 shares of common stock for accounting services rendered for the registration of securities with the SEC.  The shares are valued at $12,000 and are recorded as financing costs.

In April 2010, the Company issued 375,000 shares of common stock valued at $180,000 to settle share liability.  The accrued share liability was expensed as share based services.

In 2010, the Company issued an aggregate of 3,232,020 shares of common stock to its Chief Executive Officer pursuant to his employment agreement (see Note 13).

In 2010, the Company issued an aggregate of 538,829 shares of common stock to Asher for partial conversion of its convertible debt. The shares are valued at $47,000.

In 2010, the Company issued an aggregate of 290,144 shares of common stock to Tangiers Capital, LLC for partial conversion of its convertible debt.  The shares are valued at $18,750.

Incentive Stock and Award Plan

On May 9, 2011, the Company’s Board of Directors approved, authorized and adopted the 2011 Incentive Stock and Award Plan (the “Plan”).  Subject to adjustment for mergers, reorganizations, consolidation, recapitalization, stock dividend or other change in corporate structure, a total of 5,000,000 shares of common stock, par value $0.001 per share is subject to the Plan.  Under the Plan, the Company may grant non-qualified options (the “Non-qualified Options”), incentive options (the “Incentive Options” and together with the Non-qualified Options, the “Options”) and restricted stock (the “Restricted Stock”) to directors, officers, consultants, attorneys, advisors and employees.  Subject to a tax exception, if any Option or Restricted Stock expires or is canceled prior to its exercise or vesting in full, the shares of common stock issuable under the Option or Restricted Stock may be issuable pursuant to future Options or Restricted Stock under the Plan.

On August 26, 2011, the Company granted 533,553 shares of common stock under the Plan valued at $34,681, the fair value at date of grant, to its attorney.  As of December 31, 2011, there are 4,466,447 shares available for issuance under the Plan. No options have been granted under the plan.